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February 7, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Deborah O’Neal

Re:	Lazard Retirement Series, Inc. Securities Act File No. 333-22309; Investment Company Act File No. 811-08071 Post-Effective Amendment No. 90

Ms. O’Neal:

On behalf of Lazard Retirement Series, Inc. (the “Fund”), attached herewith for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is the above-referenced Post-Effective Amendment No. 90 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). This filing relates to Lazard Retirement US Convertibles Portfolio (the “New Portfolio”), a new series of the Fund, and should have no effect on the existing series of the Fund. No fees are required in connection with this filing.

We respectfully request limited review of the Amendment, as it relates to the New Portfolio, for the following reasons. On December 30, 2022, a post-effective amendment to the registration statement of The Lazard Funds, Inc., adding a new series, Lazard US Convertibles Portfolio (the “LFI Portfolio”), was filed with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(b). The LFI Portfolio and the New Portfolio pursue identical investment strategies and have identical investment risks and disclosure. As the New Portfolio is identical to the LFI Portfolio in all respects, except that the New Portfolio is offered only through variable annuity contracts and variable life insurance policies and offered by the separate accounts of certain insurance companies, we believe that limited review is appropriate.

Other than the changes described above and updating information in connection with the Fund’s annual Registration Statement update, the prospectus and statement of additional information are substantially identical to those filed by the Fund and other funds in the Lazard Funds complex that have been reviewed numerous times by the staff of the Commission (the “Staff”).

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits, update financial and other information, incorporate comments of the Staff and make certain other revisions.

Should you have any questions regarding the Amendment, please do not hesitate to contact me at (212) 649-8707 or Claire Hinshaw at (617) 728-7189.

Very truly yours,

/s/ Robert Spiro
Robert Spiro